Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	PARNASSUS INCOME FUNDS
Central Index Key	0000866256
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	May 1, 2013

PARNASSUS EQUITY INCOME FUND
Parnassus Equity Income Fund
Investment Objective
The Parnassus Equity Income Fund’s objective is to achieve both capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Equity Income Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PARNASSUS EQUITY INCOME FUND	Investor Shares	Institutional Shares
Management Fees	0.61%	0.61%
Distribution (12b-1) Fees	none	none
Other Expenses	0.29%	0.07%
Service Fees	0.19%	none
All remaining other expenses	0.10%	0.07%
Total Annual Fund Operating Expenses	0.90%	0.68%

For additional information about the Parnassus Equity Income Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Equity Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example PARNASSUS EQUITY INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares	92	287	498	1,108
Institutional Shares	69	218	379	847

Portfolio Turnover
The Parnassus Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.3% of the average value of its portfolio.
Principal Investment Strategies
The Parnassus Equity Income Fund's objective is to achieve both current income and capital appreciation by investing primarily in a diversified portfolio of equity securities. Equity securities include common and preferred stock. Under normal circumstances, the Fund will invest a minimum of 80% of its net assets (including any borrowings for investment purposes) in equity securities. At least 75% of the Fund's total assets will normally be invested in equity securities that pay interest or dividends. The remaining 25% may be invested in non-dividend-paying equity securities, short-term instruments and money-market instruments (i.e., "cash" or cash equivalents). The Parnassus Equity Income Fund is primarily a large-cap fund, which means that it normally invests more than half of its net assets in large, well-established businesses. The Fund considers a large-cap company to be one that has a market capitalization that is greater than the median market capitalization of the Russell 1000 large-cap index measured at the time of purchase. The Fund may invest to a lesser extent in small- and mid-capitalization companies. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. Using a value-oriented investment process, the Fund seeks to invest in equity securities that pay dividends, have the potential for capital appreciation and which the Fund's investment adviser (Adviser) believes have the capacity to raise dividends in the future. To determine a company's prospects, the Adviser reviews the company's income statement, cash flow statement and balance sheet, and analyzes the company's sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser's assessment of the companies' estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company's fundamentals will deteriorate or if it believes a company's stock has little potential for appreciation.
Principal Risks
All investments involve risk, and investing in the Parnassus Equity Income Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.
  Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Small- and Mid-Capitalization Company Risk. In addition to large-cap companies, the Fund may invest in small- and/or mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well- established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small- and mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.
  Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Equity Income Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the ten-year period shown in the bar chart, the highest return for a quarter was 17.7% (quarter ending June 30, 2009), and the lowest return for a quarter was a loss of 19.2% (quarter ending December 31, 2008).
Below is a table comparing the performance of the Parnassus Equity Income Fund’s two share classes with that of the S&P 500 Index and the Lipper Equity Income Fund Average. Figures are average annual returns for the one-, five- and ten-year periods ended December 31, 2012. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.
Average Annual Total Returns (%) (all periods ended December 31, 2012)
Average Annual Total Returns PARNASSUS EQUITY INCOME FUND	One Year	Five Years	Ten Years
Investor Shares	15.43%	5.15%	8.12%
Investor Shares Return after Taxes on Distributions	14.68%	4.76%	6.97%
Investor Shares Return after Taxes on Distributions and Sale of Fund Shares	10.89%	4.34%	6.60%
Institutional Shares	15.64%	5.38%	8.27%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.09%
Lipper Equity Income Fund Average	12.44%	1.80%	7.45%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Parnassus Equity Income Fund—Institutional Shares were incepted on April 28, 2006. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Equity Income Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PARNASSUS INCOME FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PARNASSUS EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Equity Income Fund’s objective is to achieve both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Equity Income Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Parnassus Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.30%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Equity Income Fund’s expenses, please see “Financial Highlights” in the prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Parnassus Equity Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Parnassus Equity Income Fund's objective is to achieve both current income and capital appreciation by investing primarily in a diversified portfolio of equity securities. Equity securities include common and preferred stock. Under normal circumstances, the Fund will invest a minimum of 80% of its net assets (including any borrowings for investment purposes) in equity securities. At least 75% of the Fund's total assets will normally be invested in equity securities that pay interest or dividends. The remaining 25% may be invested in non-dividend-paying equity securities, short-term instruments and money-market instruments (i.e., "cash" or cash equivalents). The Parnassus Equity Income Fund is primarily a large-cap fund, which means that it normally invests more than half of its net assets in large, well-established businesses. The Fund considers a large-cap company to be one that has a market capitalization that is greater than the median market capitalization of the Russell 1000 large-cap index measured at the time of purchase. The Fund may invest to a lesser extent in small- and mid-capitalization companies. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. Using a value-oriented investment process, the Fund seeks to invest in equity securities that pay dividends, have the potential for capital appreciation and which the Fund's investment adviser (Adviser) believes have the capacity to raise dividends in the future. To determine a company's prospects, the Adviser reviews the company's income statement, cash flow statement and balance sheet, and analyzes the company's sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser's assessment of the companies' estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company's fundamentals will deteriorate or if it believes a company's stock has little potential for appreciation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risk, and investing in the Parnassus Equity Income Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.
  Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Small- and Mid-Capitalization Company Risk. In addition to large-cap companies, the Fund may invest in small- and/or mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well- established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small- and mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.
  Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Equity Income Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Equity Income Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999-3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 17.7% (quarter ending June 30, 2009), and the lowest return for a quarter was a loss of 19.2% (quarter ending December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (all periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Below is a table comparing the performance of the Parnassus Equity Income Fund’s two share classes with that of the S&P 500 Index and the Lipper Equity Income Fund Average. Figures are average annual returns for the one-, five- and ten-year periods ended December 31, 2012. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		Parnassus Equity Income Fund—Institutional Shares were incepted on April 28, 2006. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Equity Income Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.
PARNASSUS EQUITY INCOME FUND | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.19%
All remaining other expenses	rr_Component3OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
2003	rr_AnnualReturn2003	15.69%
2004	rr_AnnualReturn2004	9.30%
2005	rr_AnnualReturn2005	2.62%
2006	rr_AnnualReturn2006	14.70%
2007	rr_AnnualReturn2007	14.13%
2008	rr_AnnualReturn2008	(22.95%)
2009	rr_AnnualReturn2009	28.73%
2010	rr_AnnualReturn2010	8.89%
2011	rr_AnnualReturn2011	3.13%
2012	rr_AnnualReturn2012	15.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.20%)
One Year	rr_AverageAnnualReturnYear01	15.43%
Five Years	rr_AverageAnnualReturnYear05	5.15%
Ten Years	rr_AverageAnnualReturnYear10	8.12%
PARNASSUS EQUITY INCOME FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All remaining other expenses	rr_Component3OtherExpensesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	847
One Year	rr_AverageAnnualReturnYear01	15.64%
Five Years	rr_AverageAnnualReturnYear05	5.38%
Ten Years	rr_AverageAnnualReturnYear10	8.27%
PARNASSUS EQUITY INCOME FUND | Return after Taxes on Distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.68%
Five Years	rr_AverageAnnualReturnYear05	4.76%
Ten Years	rr_AverageAnnualReturnYear10	6.97%
PARNASSUS EQUITY INCOME FUND | Return after Taxes on Distributions and Sale of Fund Shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.89%
Five Years	rr_AverageAnnualReturnYear05	4.34%
Ten Years	rr_AverageAnnualReturnYear10	6.60%
PARNASSUS EQUITY INCOME FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Ten Years	rr_AverageAnnualReturnYear10	7.09%
PARNASSUS EQUITY INCOME FUND | Lipper Equity Income Fund Average
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.44%
Five Years	rr_AverageAnnualReturnYear05	1.80%
Ten Years	rr_AverageAnnualReturnYear10	7.45%

PARNASSUS FIXED-INCOME FUND
Parnassus Fixed-Income Fund
Investment Objective
The Parnassus Fixed-Income Fund’s objective is a high level of current income consistent with safety and preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Fixed-Income Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PARNASSUS FIXED-INCOME FUND
Management Fees		0.50%
Distribution (12b-1) Fees		none
Other Expenses		0.29%
Service Fees		0.12%
All remaining other expenses		0.17%
Total Annual Fund Operating Expenses		0.79%
Expense Reimbursement		0.11%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.68%
[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 0.68% of net assets for the Parnassus Fixed-Income Fund. This agreement will not be terminated prior to May 1, 2014, and may be continued indefinitely by the investment adviser on a year-to-year basis. The net expense number has been restated to reflect the current expense reimbursement.

For additional information about the Parnassus Fixed-Income Fund’s expenses, please see ”Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Fixed-Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PARNASSUS FIXED-INCOME FUND	77	248	435	974

Portfolio Turnover
The Parnassus Fixed-Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.5% of the average value of its portfolio.
Principal Investment Strategies
The Parnassus Fixed-Income Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds and other fixed- income instruments. The Fund invests primarily in investment-grade bonds, which means they are rated within the four highest categories as determined by a nationally recognized statistical rating organization. Ordinarily, at the time of purchase, at least 65% of the Fund’s total net assets will be invested in fixed-income securities rated “A” or better by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Rating Group (“S&P”), and at least 80% in fixed- income securities with investment-grade ratings (i.e., rated at least BBB- by S&P or at least Baa3 by Moody’s). The Fund’s investment adviser (Adviser) also takes environmental, social and governance factors into account in making investment decisions. The Fund may sell a security if the Adviser believes it no longer meets the Fund’s investment objective. The Fund may invest in long-term, intermediate-term or short-term fixed-income securities or any combination thereof, depending on market conditions, and these securities may also have floating or variable interest rates. As of March 31, 2013, the dollar-weighted average maturity of the Fund’s portfolio was 8.65 years.
Principal Risks
All investments involve risk, and investing in the Parnassus Fixed-Income Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

  Interest Rate Risk. In general, bond prices are inversely related to interest rates. As interest rates drop, bond prices will likely go up, and as interest rates go up, the value of bonds will likely go down.
  Credit Risk. There is a possibility that issuers of debt obligations will not pay the Fund interest or principal or that their credit rating may be downgraded by a ratings agency.
  Market Risk. A security’s value may also be affected by market activity or by supply and demand. If the Fund is unable to find buyers for a given security, this can have a negative effect on the NAV.
  Convertible Securities Risk. Up to 20% of the Parnassus Fixed-Income Fund’s assets may be invested in convertible securities, and these securities may not have an investment-grade rating (commonly referred to as “junk bonds”), which would make them riskier than securities with an investment-grade rating.
  Turnover Risk. The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.
  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
  Information Risk. The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.
  Management Risk. The Adviser may be wrong in its assessment of a security’s value and the Fund’s holdings may not reach what the Adviser believes are their full values.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Fixed-Income Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the ten-year period shown in the bar chart, the highest return for a quarter was 4.8% (quarter ended September 30, 2009), and the lowest return for a quarter was a loss of 2.1% (quarter ended December 31, 2010).
Below is a table comparing the performance of the Parnassus Fixed-Income Fund with that of the Barclays U.S. Aggregate Bond Index and the Lipper A-Rated Bond Fund Average. Figures are average annual returns for the one-, five- and ten-year periods ended December 31, 2012. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.
Average Annual Total Returns (%) (all periods ended December 31, 2012)
Average Annual Total Returns	One Year	Five Years	Ten Years
PARNASSUS FIXED-INCOME FUND	2.08%	5.25%	4.93%
PARNASSUS FIXED-INCOME FUND Return after Taxes on Distributions	1.78%	4.53%	3.89%
PARNASSUS FIXED-INCOME FUND Return after Taxes on Distributions and Sale of Fund Shares	1.73%	4.32%	3.75%
PARNASSUS FIXED-INCOME FUND Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.94%	5.18%
PARNASSUS FIXED-INCOME FUND Lipper A-Rated Bond Fund Average	7.09%	6.30%	5.33%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. To provide better alignment with the overall investment objective of the Fund, the Barclays U.S. Aggregate Bond Index replaced the Barclays Capital U.S. Government/Credit Bond Index as of May 1, 2013. The returns for the Barclays Capital U.S. Government/Credit Bond Index for the one-, five- and ten-year periods were 4.82%, 6.06% and 5.24%, respectively, which reflect no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PARNASSUS INCOME FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PARNASSUS FIXED-INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Fixed-Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Fixed-Income Fund’s objective is a high level of current income consistent with safety and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Fixed-Income Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Parnassus Fixed-Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.50%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Fixed-Income Fund’s expenses, please see ”Financial Highlights” in the prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Parnassus Fixed-Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Parnassus Fixed-Income Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds and other fixed- income instruments. The Fund invests primarily in investment-grade bonds, which means they are rated within the four highest categories as determined by a nationally recognized statistical rating organization. Ordinarily, at the time of purchase, at least 65% of the Fund’s total net assets will be invested in fixed-income securities rated “A” or better by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Rating Group (“S&P”), and at least 80% in fixed- income securities with investment-grade ratings (i.e., rated at least BBB- by S&P or at least Baa3 by Moody’s). The Fund’s investment adviser (Adviser) also takes environmental, social and governance factors into account in making investment decisions. The Fund may sell a security if the Adviser believes it no longer meets the Fund’s investment objective. The Fund may invest in long-term, intermediate-term or short-term fixed-income securities or any combination thereof, depending on market conditions, and these securities may also have floating or variable interest rates. As of March 31, 2013, the dollar-weighted average maturity of the Fund’s portfolio was 8.65 years.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risk, and investing in the Parnassus Fixed-Income Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

  Interest Rate Risk. In general, bond prices are inversely related to interest rates. As interest rates drop, bond prices will likely go up, and as interest rates go up, the value of bonds will likely go down.
  Credit Risk. There is a possibility that issuers of debt obligations will not pay the Fund interest or principal or that their credit rating may be downgraded by a ratings agency.
  Market Risk. A security’s value may also be affected by market activity or by supply and demand. If the Fund is unable to find buyers for a given security, this can have a negative effect on the NAV.
  Convertible Securities Risk. Up to 20% of the Parnassus Fixed-Income Fund’s assets may be invested in convertible securities, and these securities may not have an investment-grade rating (commonly referred to as “junk bonds”), which would make them riskier than securities with an investment-grade rating.
  Turnover Risk. The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.
  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.
  Information Risk. The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.
  Management Risk. The Adviser may be wrong in its assessment of a security’s value and the Fund’s holdings may not reach what the Adviser believes are their full values.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Fixed-Income Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Fixed-Income Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999-3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 4.8% (quarter ended September 30, 2009), and the lowest return for a quarter was a loss of 2.1% (quarter ended December 31, 2010).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (all periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Below is a table comparing the performance of the Parnassus Fixed-Income Fund with that of the Barclays U.S. Aggregate Bond Index and the Lipper A-Rated Bond Fund Average. Figures are average annual returns for the one-, five- and ten-year periods ended December 31, 2012. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. To provide better alignment with the overall investment objective of the Fund, the Barclays U.S. Aggregate Bond Index replaced the Barclays Capital U.S. Government/Credit Bond Index as of May 1, 2013. The returns for the Barclays Capital U.S. Government/Credit Bond Index for the one-, five- and ten-year periods were 4.82%, 6.06% and 5.24%, respectively, which reflect no deduction for fees, expenses or taxes.
PARNASSUS FIXED-INCOME FUND | PARNASSUS FIXED-INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.12%
All remaining other expenses	rr_Component3OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.68% [1]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	248
5 Years	rr_ExpenseExampleYear05	435
10 Years	rr_ExpenseExampleYear10	974
2003	rr_AnnualReturn2003	5.30%
2004	rr_AnnualReturn2004	2.05%
2005	rr_AnnualReturn2005	2.55%
2006	rr_AnnualReturn2006	7.45%
2007	rr_AnnualReturn2007	5.81%
2008	rr_AnnualReturn2008	2.98%
2009	rr_AnnualReturn2009	7.48%
2010	rr_AnnualReturn2010	6.61%
2011	rr_AnnualReturn2011	7.24%
2012	rr_AnnualReturn2012	2.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.10%
One Year	rr_AverageAnnualReturnYear01	2.08%
Five Years	rr_AverageAnnualReturnYear05	5.25%
Ten Years	rr_AverageAnnualReturnYear10	4.93%
PARNASSUS FIXED-INCOME FUND | Return after Taxes on Distributions | PARNASSUS FIXED-INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.78%
Five Years	rr_AverageAnnualReturnYear05	4.53%
Ten Years	rr_AverageAnnualReturnYear10	3.89%
PARNASSUS FIXED-INCOME FUND | Return after Taxes on Distributions and Sale of Fund Shares | PARNASSUS FIXED-INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.73%
Five Years	rr_AverageAnnualReturnYear05	4.32%
Ten Years	rr_AverageAnnualReturnYear10	3.75%
PARNASSUS FIXED-INCOME FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05	5.94%
Ten Years	rr_AverageAnnualReturnYear10	5.18%
PARNASSUS FIXED-INCOME FUND | Lipper A-Rated Bond Fund Average
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.09%
Five Years	rr_AverageAnnualReturnYear05	6.30%
Ten Years	rr_AverageAnnualReturnYear10	5.33%

[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 0.68% of net assets for the Parnassus Fixed-Income Fund. This agreement will not be terminated prior to May 1, 2014, and may be continued indefinitely by the investment adviser on a year-to-year basis. The net expense number has been restated to reflect the current expense reimbursement.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PARNASSUS INCOME FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013